Document and Entity Information	Jan. 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841408
Document Type	8-K
Document Period End Date	Jan. 04, 2022
Entity Registrant Name	VPC IMPACT ACQUISITION HOLDINGS III, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40161
Entity Tax Identification Number	86-1481509
Entity Address, Address Line One	Victory Park Capital Advisors, LLC
Entity Address, Address Line Two	150 North Riverside Plaza
Entity Address, Address Line Three	Suite 5200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	(312)
Local Phone Number	701-1777
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-fourth of one redeemable warrant
Trading Symbol	VPCC.U
Security Exchange Name	NYSE
Class A Common Stock Redeemable Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	VPCC
Security Exchange Name	NYSE
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	VPCC WS
Security Exchange Name	NYSE